Promissory Note (Details) - USD ($)	1 Months Ended
	Sep. 29, 2023	Sep. 30, 2023	Jun. 30, 2023
Promissory Note (Details) [Line Items]
Aggregate principal amount		$ 300,000
Outstanding amount paid	12.00%
Hongbin Zhang [Member]
Promissory Note (Details) [Line Items]
Aggregate principal amount	$ 300,000